SCHEDULE OF VALUATION OF THE DERIVATIVE WARRANT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)		$ 0.02	$ 0.058
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.075
Probability for uplisting	75.00%
Warrant [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities expected term	1 year 6 months
Warrant [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities expected term	1 year 10 months 28 days
Warrant [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.04
Warrant [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	105.77
Warrant [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	113.53
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.11
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.13
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities
Series (2015) [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.075
Derivative warrant liabilities expected term	4 months 6 days
Series (2015) [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.50
Series (2015) [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	144.63
Series (2015) [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.09
Series (2015) [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities
Series (2016) [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.075
Derivative warrant liabilities expected term	1 year 2 months 15 days
Series (2016) [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.50
Series (2016) [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	209.19
Series (2016) [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.09
Series (2016) [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities
Series (2018) [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.075
Derivative warrant liabilities expected term	10 months 17 days
Series (2018) [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.50
Series (2018) [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	238.82
Series (2018) [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.09
Series (2018) [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities
Closing Date [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities expected term	2 years 4 months 17 days
Probability for uplisting	75.00%
Closing Date [Member] | Warrant [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.12
Closing Date [Member] | Warrant [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price (U.S. dollars)	$ 0.26
Closing Date [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.12
Closing Date [Member] | Warrant [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	0.26
Closing Date [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	125.31
Closing Date [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	129.94
Closing Date [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	1.74
Closing Date [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities	2.56
Closing Date [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative warrant liabilities